Equity - Summary of Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)
Share of profit for the year	$ 39,320	$ 1,203,588	$ 1,677,941	$ 1,253,438
Balance at January 1		201,310,187	166,841,165	165,924,980
OTHER COMPREHENSIVE INCOME (LOSS)
Exchange difference on translating foreign operations	7,443	227,821	(5,287,734)	(6,445,643)
Unrealized gain on available-for-sale financial assets			224,036	(248,599)
Balance at December 31	7,155,436	219,027,922	201,310,187	166,841,165
Non-controlling interests [member]
Share of profit for the year	39,341	1,204,217	1,677,941	1,253,438
Balance at January 1		13,190,129	12,000,551	11,492,545
OTHER COMPREHENSIVE INCOME (LOSS)
Exchange difference on translating foreign operations	(6,480)	(198,365)	(334,920)	(601,787)
Unrealized gain on available-for-sale financial assets			5,763	1,129
Unrealized loss on equity instruments at FVTOCI	(782)	(23,928)
Remeasurement on defined benefit plans	(983)	(30,079)	(13,724)	8,846
Non-controlling interests arising from acquisition of subsidiaries (Note 30)	117,049	3,582,866
Acquisition of non-controlling interests in subsidiaries	(81,441)	(2,492,915)		42,857
Partial disposal of subsidiaries (Note 32)	55,311	1,693,064	(3,055)	26,436
Subsidiaries' buy back of their own outstanding ordinary shares (Note 32)	(26,197)	(801,884)		(912,886)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	63,268	1,936,643	263,213	927,823
Non-controlling interest relating to outstanding expired employee share options granted by subsidiaries			(159,200)
Cash dividends to non-controlling interests	(13,878)	(424,815)	(246,440)	(237,850)
Balance at December 31	576,265	17,639,487	13,190,129	12,000,551
Non-controlling interests [member] | Pre IFRS 15 [member]
Balance at January 1	430,909	13,190,129	12,000,551	11,492,545
OTHER COMPREHENSIVE INCOME (LOSS)
Balance at December 31			13,190,129	12,000,551
Non-controlling interests [member] | Adjustments arising from initial application [member]
OTHER COMPREHENSIVE INCOME (LOSS)
Adjustment on initial application of IFRS 15 (Note 3)	169				$ 5,183
Non-controlling interests [member] | Adoption of IFRS 15 [member]
Balance at January 1	$ 431,078	$ 13,195,312	12,000,551	11,492,545
OTHER COMPREHENSIVE INCOME (LOSS)
Balance at December 31			$ 13,195,312	$ 12,000,551